Faegre Drinker Biddle & Reath LLP

191 N. Wacker Drive, Suite 3700

Chicago, IL 60606-1698

Telephone: (312) 569-1000

Fax: (312) 569-3000

www.faegredrinker.com

February 14, 2020

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Re:	FS SERIES TRUST
File No. 333-235668

Ladies and Gentlemen:

On behalf of FS Series Trust (the “Trust”) and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), I hereby certify that (i) the prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 under the 1933 Act would not have differed from the prospectus and statement of additional information contained in the Trust’s Pre-Effective Amendment No. 3 (the “Amendment”) to its Registration Statement on Form N-14 under the 1933 Act, which was deemed filed on February 13, 2020, and (ii) the text of the Amendment has been filed electronically.

Questions and comments concerning this letter can be directed to the undersigned at (312) 569-1872.

Sincerely,

/s/ Kellilyn Greco
Kellilyn Greco